DEBT (Details)						1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 14, 2019 USD ($)	Sep. 19, 2019 USD ($)	Oct. 11, 2018 USD ($)	Sep. 18, 2018 USD ($)	Jun. 16, 2017 USD ($) item	Apr. 30, 2018 USD ($)	Jun. 30, 2017	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Debt
Short-term borrowings								$ 3,898,000		$ 3,898,000		$ 3,274,000
Loan term (in years)			3 years
Term loan, net proceeds from borrowing											$ 33,679,000	33,679,000	$ 171,599,000
Current portion of term loan								700,000		700,000		525,000
Current debt								4,598,000		4,598,000		3,799,000
Unamortized deferred financing fees								(1,601,000)		(1,601,000)		(2,063,000)	(885,000)
Long-term debt, net								32,738,000		32,738,000		32,978,000	24,304,000
Total								37,336,000		37,336,000		36,777,000
Amortization of deferred financing costs								154,000	$ 1,256,000	462,000	1,475,000	1,623,000	5,624,000
New Centre Lane Facility
Debt
Loan term (in years)				4 years
Term loan				$ 35,000,000				33,862,000		33,862,000		34,387,000
Term loan, annual administrative fee				$ 25,000
Percentage of voting equity interests of domestic subsidiaries and certain specified foreign subsidiaries				100.00%
Percentage of voting equity interests of other directly owned foreign subsidiaries, subject to customary exceptions				65.00%
Prepayment of aggregate principal amount, as percentage of excess cash flow				75.00%
Threshold business days				5
Threshold consecutive days				90 days
Term loan, mandatory prepayment				$ 500,000
Current portion of term loan								700,000		700,000		525,000
Unamortized deferred financing fees								(1,124,000)		(1,124,000)		(1,409,000)
Long-term debt, net								$ 32,738,000		$ 32,738,000		32,978,000
Total												$ 34,912,000
Interest rate on letters of credit issued under the revolving letter of credit sublimit								12.50%		12.50%		12.50%
Amortization of deferred financing costs								$ 95,000		$ 285,000		$ 111,000
Loan amendment expense	$ 300,000
New Centre Lane Facility | December 31, 2018 to June 30, 2019
Debt
Percentage of principal amount must repay				0.25%
New Centre Lane Facility | September 30, 2019
Debt
Percentage of principal amount must repay				0.50%
New Centre Lane Facility | Minimum
Debt
Term loan, periodic principal repayment		$ 1,000,000
New Centre Lane Facility | Payment In Cash | LIBOR-based loans
Debt
Term loan, interest rate				10.00%
New Centre Lane Facility | Payment In Cash | LIBOR-based loans | Minimum
Debt
Interest rate percentage				2.50%
Initial Centre Lane Term Facility
Debt
Loan term (in years)					4 years 6 months		4 years 6 months
Term loan					$ 45,000,000
Term loan, annual administrative fee					$ 25,000
Percentage of voting equity interests of domestic subsidiaries and certain specified foreign subsidiaries					100.00%
Percentage of voting equity interests of other directly owned foreign subsidiaries, subject to customary exceptions					65.00%
Prepayment of aggregate principal amount, as percentage of excess cash flow					100.00%
Threshold business days | item					5
Threshold consecutive days					90 days
Amortization of deferred financing costs						$ 600,000			$ 1,256,000		$ 1,475,000	1,460,000	5,589,000
Initial Centre Lane Term Facility | Payment In Cash | LIBOR-based loans
Debt
Term loan, interest rate					9.00%
Midcap Financial Trust
Debt
Loan amendment expense	$ 100,000
Payment and performance surety bonds
Debt
Outstanding surety bond								52,800,000		52,800,000		51,100,000	32,500,000
Secured asset based revolving credit facility | Midcap Financial Trust
Debt
Maximum borrowing capacity			$ 15,000,000
Short-term borrowings								3,898,000		3,898,000		3,274,000
Outstanding non-cash collateralized letters of credit								2,900,000		2,900,000		2,700,000
Available borrowings								6,400,000		$ 6,400,000		$ 4,700,000
Unused line fee (as a percent)										0.50%		0.50%
Loan term (in years)			3 years
Borrowing availability against eligible accounts receivable (as a percentage)			85.00%
Term loan, interest rate			6.00%
Term loan, periodic principal repayment			$ 100,000
Current debt												$ 3,274,000
Amounts drawn upon letters of credit								0		$ 0		0
Amortization of deferred financing costs								59,000		177,000		52,000
Minimum casualty proceeds for repayment on occurrence of certain events			$ 25,000
Period prior to maturity for prepayment rate (in days)			90 days
Prepayment rate if termination occurs in first year			2.00%
Prepayment rate if termination occurs in second year			1.50%
Prepayment rate if termination occurs in last nine months			1.00%
Secured asset based revolving credit facility | Midcap Financial Trust | Threshold One
Debt
Borrowing availability against eligible costs and estimated earnings in excess of billings, after certain customary exclusions and reserves (as a percentage)			80.00%
Secured asset based revolving credit facility | Midcap Financial Trust | Threshold Two
Debt
The line of credit facility maximum borrowing available, after customary exclusions and reserves			$ 1,000,000
Secured asset based revolving credit facility | Midcap Financial Trust | Maximum
Debt
Non-cash collateralized letters of credit			$ 6,000,000
Secured asset based revolving credit facility | Midcap Financial Trust | LIBOR-based loans | Minimum
Debt
Interest rate percentage			1.00%
Secured asset based revolving credit facility | Midcap Financial Trust | LIBOR-based loans | Maximum
Debt
Interest rate percentage			6.00%
Secured asset based revolving credit facility | Midcap Financial Trust | Payment In Cash | LIBOR-based loans
Debt
Term loan, interest rate			6.00%
September 19, 2019 to September 18, 2021 | New Centre Lane Facility
Debt
Prepayment premium, percentage				1.00%
After September 18, 2021 | New Centre Lane Facility
Debt
Prepayment premium, percentage				0.00%
Other Noncurrent Assets | Secured asset based revolving credit facility | Midcap Financial Trust
Debt
Unamortized deferred financing fees								(477,000)		(477,000)		(654,000)
Long-term debt, net | New Centre Lane Facility
Debt
Unamortized deferred financing fees												(1,409,000)
Long-term debt, net | Initial Centre Lane Term Facility
Debt
Unamortized deferred financing fees								$ (1,124,000)		$ (1,124,000)		$ (1,409,000)	$ (885,000)